Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.8%)
Cable One, Inc.	2,650	2,261
Frontier Communications Parent, Inc. *	121,145	2,838
Iridium Communications, Inc. *	68,961	3,060
John Wiley & Sons, Inc. - Class A	23,330	876
The New York Times Co. - Class A	89,846	2,583
TEGNA, Inc.	121,063	2,504
TripAdvisor, Inc. *	56,581	1,249
World Wrestling Entertainment, Inc.- Class A	23,565	1,653
Ziff Davis, Inc. *	25,623	1,755

Total		18,779

Consumer Discretionary (13.5%)
Adient PLC *	51,532	1,430
AutoNation, Inc. *	20,991	2,138
Boyd Gaming Corp.	44,106	2,102
Brunswick Corp.	40,395	2,644
Callaway Golf Co. *	75,272	1,450
Capri Holdings, Ltd. *	74,980	2,882
Carter’s, Inc.	21,181	1,388
Choice Hotels International, Inc.	15,756	1,726
Churchill Downs, Inc.	18,016	3,318
Columbia Sportswear Co.	19,221	1,293
Cracker Barrel Old Country Store, Inc.	12,372	1,145
Crocs, Inc. *	33,482	2,299
Dana Holding Corp.	69,272	792
Deckers Outdoor Corp. *	14,411	4,505
Dick’s Sporting Goods, Inc.	30,915	3,235
Five Below, Inc. *	30,143	4,150
Foot Locker, Inc.	43,643	1,359
Fox Factory Holding Corp. *	22,948	1,815
GameStop Corp. - Class A *	137,292	3,450
The Gap, Inc.	115,126	945
Gentex Corp.	127,931	3,050
The Goodyear Tire & Rubber Co. *	153,484	1,549
Graham Holdings Co. - Class B	2,107	1,133
Grand Canyon Education, Inc. *	17,360	1,428
H&R Block, Inc.	86,690	3,688

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Hanesbrands, Inc.	189,889	1,322
Harley-Davidson, Inc.	72,241	2,520
Helen of Troy, Ltd. *	13,016	1,255
KB Home	45,880	1,189
Kohl’s Corp.	69,787	1,755
Lear Corp.	32,246	3,859
Leggett & Platt, Inc.	72,037	2,393
Lithia Motors, Inc. - Class A	14,955	3,209
Macy’s, Inc.	146,550	2,296
Marriott Vacations Worldwide Corp.	21,344	2,601
Mattel, Inc. *	191,888	3,634
Murphy USA, Inc.	11,673	3,209
Nordstrom, Inc.	60,645	1,015
Ollie’s Bargain Outlet Holdings, Inc. *	31,564	1,629
Papa John’s International, Inc.	17,516	1,226
Penn National Gaming, Inc. *	86,122	2,369
Polaris, Inc.	30,409	2,909
PVH Corp.	36,378	1,630
RH *	10,860	2,672
Scientific Games Corp. - Class A *	51,240	2,197
Service Corp. International	85,646	4,945
Skechers USA, Inc. - Class A *	73,273	2,324
Taylor Morrison Home Corp. *	61,753	1,440
Tempur Sealy International, Inc.	93,527	2,258
Texas Roadhouse, Inc.	36,293	3,167
Thor Industries, Inc.	29,622	2,073
Toll Brothers, Inc.	58,092	2,440
TopBuild Corp. *	17,587	2,898
Travel + Leisure Co.	45,542	1,554
Under Armour, Inc. - Class A *	103,302	687
Under Armour, Inc. - Class C *	107,552	641
Victoria’s Secret & Co. *	45,132	1,314
Visteon Corp. *	15,272	1,620
The Wendy’s Co.	92,412	1,727
Williams-Sonoma, Inc.	37,354	4,402
Wingstop, Inc.	16,289	2,043
Wyndham Hotels & Resorts, Inc.	49,080	3,011
YETI Holdings, Inc. *	46,759	1,333

Total		139,680

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (4.0%)
BellRing Brands, Inc. *	73,557	1,516
BJ’s Wholesale Club Holdings, Inc. *	73,417	5,345
The Boston Beer Co., Inc. - Class A *	5,165	1,672
Casey’s General Stores, Inc.	20,260	4,103
Celsius Holdings, Inc. *	21,775	1,974
Coca-Cola Consolidated, Inc.	2,492	1,026
Coty, Inc. - Class A *	196,001	1,239
Darling Ingredients, Inc. *	87,108	5,762
Energizer Holdings, Inc.	36,043	906
Flowers Foods, Inc.	104,752	2,586
Grocery Outlet Holding Corp. *	47,935	1,596
Ingredion, Inc.	35,577	2,865
Lancaster Colony Corp.	10,761	1,617
Nu Skin Enterprises, Inc.	27,449	916
Performance Food Group Co. *	84,184	3,616
Pilgrim’s Pride Corp. *	24,664	568
Post Holdings, Inc. *	29,530	2,419
Sprouts Farmers Market, Inc. *	58,352	1,619

Total		41,345

Energy (3.9%)
Antero Midstream Corp.	181,828	1,669
ChampionX Corp.	110,225	2,157
CNX Resources Corp. *	102,908	1,598
DT Midstream, Inc.	52,538	2,726
Equitrans Midstream Corp.	235,077	1,758
HF Sinclair Corp.	78,916	4,249
Matador Resources Co.	60,950	2,982
Murphy Oil Corp.	79,375	2,792
NOV, Inc.	213,382	3,452
PDC Energy, Inc.	52,309	3,023
Range Resources Corp.	134,594	3,400
Southwestern Energy Co. *	605,267	3,704
Targa Resources Corp.	123,065	7,426

Total		40,936

Index 400 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials (15.5%)
Affiliated Managers Group, Inc.	20,765	2,323
Alleghany Corp. *	7,309	6,135
Alliance Data Systems Corp.	27,088	852
American Financial Group, Inc.	37,937	4,664
Annaly Capital Management, Inc.	234,184	4,019
Associated Banc-Corp.	81,661	1,640
Bank of Hawaii Corp.	21,785	1,658
Bank OZK	60,416	2,390
Brighthouse Financial, Inc. *	39,015	1,694
Cadence Bank	99,039	2,517
Cathay General Bancorp	40,403	1,554
CNO Financial Group, Inc.	62,145	1,117
Commerce Bancshares, Inc.	59,239	3,919
Cullen / Frost Bankers, Inc.	34,829	4,605
East West Bancorp, Inc.	76,541	5,139
Essent Group, Ltd.	58,469	2,039
Evercore, Inc. - Class A	19,560	1,609
F.N.B. Corp.	190,632	2,211
Federated Hermes, Inc.	45,988	1,523
First American Financial Corp.	56,582	2,608
First Financial Bankshares, Inc.	70,435	2,946
First Horizon Corp.	291,487	6,675
FirstCash Holdings, Inc.	20,693	1,518
Fulton Financial Corp.	90,827	1,435
Glacier Bancorp, Inc.	60,148	2,955
Hancock Whitney Corp.	46,554	2,133
The Hanover Insurance Group, Inc.	19,360	2,481
Home BancShares, Inc.	103,614	2,332
Interactive Brokers Group, Inc. - Class A	55,863	3,570
International Bancshares Corp.	28,730	1,221
Janus Henderson Group PLC	71,991	1,462
Jefferies Financial Group, Inc.	101,021	2,980
Kemper Corp.	34,682	1,431
Kinsale Capital Group, Inc.	11,693	2,987
MGIC Investment Corp.	164,867	2,114
Navient Corp.	60,112	883
New York Community Bancorp, Inc.	253,217	2,160
Old National Bancorp	159,558	2,628

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Old Republic International Corp.	156,000	3,265
PacWest Bancorp	64,149	1,450
Pinnacle Financial Partners, Inc.	41,501	3,366
Primerica, Inc.	20,337	2,511
Prosperity Bancshares, Inc.	49,528	3,303
Reinsurance Group of America, Inc.	36,402	4,580
RenaissanceRe Holdings, Ltd.	23,739	3,333
RLI Corp.	21,930	2,245
SEI Investments Co.	55,912	2,742
Selective Insurance Group, Inc.	32,770	2,667
SLM Corp.	136,546	1,910
Stifel Financial Corp.	57,656	2,993
Synovus Financial Corp.	78,948	2,961
Texas Capital Bancshares, Inc. *	27,094	1,599
UMB Financial Corp.	23,599	1,989
Umpqua Holdings Corp.	117,866	2,014
United Bankshares, Inc.	73,099	2,613
Unum Group	102,126	3,962
Valley National Bancorp	228,229	2,465
Voya Financial, Inc.	53,199	3,219
Washington Federal, Inc.	35,504	1,064
Webster Financial Corp.	95,488	4,316
Wintrust Financial Corp.	33,013	2,692

Total		161,386

Health Care (10.3%)
Acadia Healthcare Co., Inc. *	49,419	3,864
Amedisys, Inc. *	17,618	1,705
Arrowhead Pharmaceuticals, Inc. *	57,482	1,900
Azenta, Inc.	40,739	1,746
Bruker Corp.	54,766	2,906
Chemed Corp.	8,093	3,533
Encompass Health Corp.	54,168	2,450
Enovis Corp. *	25,880	1,192
Envista Holdings Corp. *	88,786	2,913
Exelixis, Inc. *	175,084	2,745
Globus Medical, Inc. - Class A *	41,825	2,492
Haemonetics Corp. *	27,794	2,058
Halozyme Therapeutics, Inc. *	74,824	2,959

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
HealthEquity, Inc. *	45,824	3,078
ICU Medical, Inc. *	10,898	1,641
Inari Medical, Inc. *	26,092	1,895
Integra LifeSciences Holdings Corp. *	39,409	1,669
Jazz Pharmaceuticals PLC *	34,018	4,534
LHC Group, Inc. *	16,850	2,758
LivaNova PLC *	29,182	1,482
Masimo Corp. *	26,246	3,705
Medpace Holdings, Inc. *	13,635	2,143
Neogen Corp. *	117,855	1,646
Neurocrine Biosciences, Inc. *	51,945	5,517
NuVasive, Inc. *	28,236	1,237
Omnicell, Inc. *	24,049	2,093
Option Care Health, Inc. *	83,940	2,642
Patterson Cos., Inc.	47,181	1,133
Penumbra, Inc. *	20,577	3,901
Perrigo Co. PLC	73,126	2,608
Progyny, Inc. *	40,509	1,501
QuidelOrtho Corp. *	29,453	2,105
R1 RCM, Inc. *	74,541	1,381
Repligen Corp. *	28,030	5,245
Shockwave Medical, Inc. *	19,536	5,432
Sotera Health Co. *	53,981	368
STAAR Surgical Co. *	26,119	1,843
Syneos Health, Inc. *	55,753	2,629
Tandem Diabetes Care, Inc. *	34,749	1,663
Tenet Healthcare Corp. *	58,598	3,022
United Therapeutics Corp. *	24,725	5,177

Total		106,511

Industrials (18.7%)
Acuity Brands, Inc.	17,769	2,798
AECOM	75,863	5,187
AGCO Corp.	33,632	3,234
ASGN, Inc. *	27,265	2,464
Avis Budget Group, Inc. *	15,665	2,326
Axon Enterprise, Inc. *	36,673	4,245
The Brink’s Co.	25,663	1,243
Builders FirstSource, Inc. *	84,779	4,995
CACI International, Inc. - Class A *	12,719	3,320
Carlisle Cos., Inc.	28,095	7,878
Chart Industries, Inc. *	19,480	3,591
Clean Harbors, Inc. *	27,389	3,012
Crane Holdings Co.	25,897	2,267
Curtiss-Wright Corp.	20,844	2,901
Donaldson Co., Inc.	67,073	3,287

Index 400 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Dycom Industries, Inc. *	16,053	1,534
EMCOR Group, Inc.	26,808	3,096
EnerSys	22,076	1,284
ESAB Corp.	24,976	833
Flowserve Corp.	70,984	1,725
Fluor Corp. *	77,146	1,920
FTI Consulting, Inc. *	18,802	3,116
GATX Corp.	19,174	1,633
Graco, Inc.	91,829	5,505
GXO Logistics, Inc. *	64,422	2,259
Hexcel Corp.	45,671	2,362
Hubbell, Inc.	29,156	6,502
IAA, Inc. *	72,630	2,313
Insperity, Inc.	19,386	1,979
ITT, Inc.	44,914	2,935
JetBlue Airways Corp. *	175,306	1,162
KBR, Inc.	75,523	3,264
Kennametal, Inc.	44,162	909
Kirby Corp. *	32,533	1,977
Knight-Swift Transportation Holdings, Inc.	87,256	4,269
Landstar System, Inc.	19,773	2,855
Lennox International, Inc.	17,511	3,899
Lincoln Electric Holdings, Inc.	31,454	3,954
ManpowerGroup, Inc.	28,096	1,818
MasTec, Inc. *	31,039	1,971
MDU Resources Group, Inc.	110,441	3,021
Mercury Systems, Inc. *	31,478	1,278
The Middleby Corp. *	29,268	3,751
MillerKnoll, Inc.	41,197	643
MSA Safety, Inc.	20,042	2,190
MSC Industrial Direct Co., Inc. - Class A	25,695	1,871
nVent Electric PLC	90,438	2,859
Oshkosh Corp.	35,502	2,495
Owens Corning, Inc.	52,277	4,110
Regal Rexnord Corp.	36,108	5,068
Ryder System, Inc.	27,784	2,097
Saia, Inc. *	14,344	2,725
Science Applications International Corp.	30,244	2,674
Simpson Manufacturing Co., Inc.	23,442	1,838
Stericycle, Inc. *	50,053	2,108
SunPower Corp. *	46,337	1,068
Sunrun, Inc. *	115,211	3,179
Terex Corp.	36,810	1,095
Tetra Tech, Inc.	28,953	3,721
The Timken Co.	36,303	2,143
The Toro Co.	56,793	4,911
Trex Co., Inc. *	59,886	2,631
Univar Solutions, Inc. *	90,626	2,061
Valmont Industries, Inc.	11,593	3,114

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Vicor Corp. *	12,075	714
Watsco, Inc.	18,036	4,644
Watts Water Technologies, Inc. - Class A	14,828	1,864
Werner Enterprises, Inc.	32,177	1,210
Woodward, Inc.	32,676	2,623
XPO Logistics, Inc. *	62,486	2,782

Total		194,310

Information Technology (12.6%)
ACI Worldwide, Inc. *	61,929	1,294
Amkor Technology, Inc.	54,512	929
Arrow Electronics, Inc. *	34,860	3,214
Aspen Technology, Inc. *	15,717	3,744
Avnet, Inc.	51,421	1,857
Belden, Inc.	23,635	1,419
Blackbaud, Inc. *	24,181	1,065
Calix, Inc. *	30,826	1,885
Ciena Corp. *	81,305	3,287
Cirrus Logic, Inc. *	30,379	2,090
Cognex Corp.	94,179	3,904
Coherent Corp. *	70,434	2,455
CommVault Systems, Inc. *	24,233	1,285
Concentrix Corp.	23,178	2,587
Dynatrace, Inc. *	109,242	3,803
Envestnet, Inc. *	30,123	1,337
Euronet Worldwide, Inc. *	25,581	1,938
ExlService Holdings, Inc. *	17,910	2,639
Fair Isaac Corp. *	13,716	5,651
First Solar, Inc. *	53,848	7,122
Genpact, Ltd.	91,668	4,012
IPG Photonics Corp. *	17,991	1,518
Jabil, Inc.	74,716	4,312
Kyndryl Holdings, Inc. *	110,857	917
Lattice Semiconductor Corp. *	74,579	3,670
Littelfuse, Inc.	13,446	2,672
Lumentum Holdings, Inc. *	37,468	2,569
MACOM Technology Solutions Holdings, Inc. *	27,739	1,437
Manhattan Associates, Inc. *	34,065	4,532
MAXIMUS, Inc.	32,859	1,902
MKS Instruments, Inc.	31,129	2,573
National Instruments Corp.	71,970	2,716
NCR Corp. *	74,586	1,418
Novanta, Inc. *	19,352	2,238
Paylocity Holding Corp. *	22,217	5,367

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Power Integrations, Inc.	31,049	1,997
Qualys, Inc. *	18,960	2,643
Sabre Corp. *	178,475	919
Semtech Corp. *	34,341	1,010
Silicon Laboratories, Inc. *	18,585	2,294
SiTime Corp. *	8,670	683
Synaptics, Inc. *	21,519	2,131
TD Synnex Corp.	22,893	1,859
Teradata Corp. *	55,835	1,734
Universal Display Corp.	23,596	2,226
ViaSat, Inc. *	41,032	1,240
Vishay Intertechnology, Inc.	70,978	1,263
Vontier Corp.	85,754	1,433
Western Union Co.	209,503	2,828
WEX, Inc. *	23,992	3,046
Wolfspeed, Inc. *	67,157	6,941
Xerox Holdings Corp.	60,796	795

Total		130,400

Materials (6.5%)
Alcoa Corp.	97,738	3,290
AptarGroup, Inc.	35,492	3,373
Ashland Global Holdings, Inc.	27,055	2,569
Avient Corp.	46,428	1,407
Cabot Corp.	30,579	1,954
The Chemours Co.	84,270	2,077
Cleveland-Cliffs, Inc. *	280,983	3,785
Commercial Metals Co.	65,447	2,322
Eagle Materials, Inc.	20,469	2,194
Greif, Inc. - Class A	14,433	860
Ingevity Corp. *	19,420	1,177
Louisiana-Pacific Corp.	40,129	2,054
MP Materials Corp. *	50,138	1,369
NewMarket Corp.	3,753	1,129
Olin Corp.	73,327	3,144
Reliance Steel & Aluminum Co.	32,751	5,712
Royal Gold, Inc.	35,648	3,345
RPM International, Inc.	70,070	5,838
The Scotts Miracle-Gro Co.	22,065	943
Sensient Technologies Corp.	22,849	1,584
Silgan Holdings, Inc.	45,515	1,914
Sonoco Products Co.	52,958	3,004
Steel Dynamics, Inc.	94,234	6,686
United States Steel Corp.	128,867	2,335
Valvoline, Inc.	96,141	2,436
Worthington Industries, Inc.	16,407	626

Total		67,127

Index 400 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Real Estate (8.0%)
Apartment Income REIT Corp.	83,732	3,234
Brixmor Property Group, Inc.	162,764	3,006
Corporate Office Properties Trust	61,076	1,419
Cousins Properties, Inc.	82,237	1,920
Douglas Emmett, Inc.	95,478	1,712
EastGroup Properties, Inc.	23,656	3,415
EPR Properties	40,745	1,461
First Industrial Realty Trust, Inc.	71,720	3,214
Healthcare Realty Trust, Inc.	206,717	4,310
Highwoods Properties, Inc.	57,071	1,539
Independence Realty Trust, Inc.	120,703	2,019
JBG SMITH Properties	54,052	1,004
Jones Lang LaSalle, Inc. *	26,029	3,932
Kilroy Realty Corp.	57,134	2,406
Kite Realty Group Trust	118,991	2,049
Lamar Advertising Co. - Class A	47,315	3,903
Life Storage, Inc.	45,831	5,076
The Macerich Co.	117,469	933
Medical Properties Trust, Inc.	325,355	3,859
National Retail Properties, Inc.	96,206	3,835

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
National Storage Affiliates Trust	46,331	1,926
Omega Healthcare Investors, Inc.	127,168	3,750
Park Hotels & Resorts, Inc.	122,140	1,375
Pebblebrook Hotel Trust	71,458	1,037
Physicians Realty Trust	122,940	1,849
PotlatchDeltic Corp.	43,775	1,797
Rayonier, Inc.	79,524	2,383
Rexford Industrial Realty, Inc.	92,905	4,831
Sabra Health Care REIT, Inc.	125,429	1,646
SL Green Realty Corp.	34,858	1,400
Spirit Realty Capital, Inc.	74,029	2,677
STORE Capital Corp.	144,316	4,521

Total		83,438

Utilities (3.9%)
ALLETE, Inc.	31,066	1,555
Black Hills Corp.	35,340	2,394
Essential Utilities, Inc.	129,493	5,358
Hawaiian Electric Industries, Inc.	59,393	2,059
IDACORP, Inc.	27,430	2,716
National Fuel Gas Co.	49,676	3,058
New Jersey Resources Corp.	52,235	2,021
NorthWestern Corp.	30,460	1,501
OGE Energy Corp.	108,657	3,962
ONE Gas, Inc.	29,498	2,076
Ormat Technologies, Inc.	24,297	2,094

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Utilities continued
PNM Resources, Inc.	46,600	2,131
Portland General Electric Co.	48,600	2,112
Southwest Gas Holdings, Inc.	33,480	2,335
Spire, Inc.	28,544	1,779
UGI Corp.	113,722	3,677

Total		40,828

Total Common Stocks (Cost: $895,215)		1,024,740

Short-Term Investments (0.8%)
Governments (0.1%)
US Treasury 0.000%, 11/25/22 b	1,255,000	1,250

Total		1,250

Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	6,871,675	6,872

Total		6,872

Total Short-Term Investments (Cost: $8,123)		8,122

Total Investments (99.5%) (Cost: $903,338)@		1,032,862

Other Assets, Less Liabilities (0.5%)		4,948

Net Assets (100.0%)		1,037,810

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P MidCap 400 Futures	Long	USD	6	60	12/22	$13,249	$(1,317)	$(85)

							$(1,317)	$(85)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(85)	$(85)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.

Index 400 Stock Portfolio

#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $903,338 and the net unrealized appreciation of investments based on that cost was $128,207 which is comprised of $246,867 aggregate gross unrealized appreciation and $118,660 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$1,024,740	$—	$—
Short-Term Investments
Money Market Funds	6,872	—	—
All Others	—	1,250	—

Total Assets:	$1,031,612	$1,250	$—

Liabilities:
Other Financial Instruments^
Futures	(1,317)	—	—

Total Liabilities:	$(1,317)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand